S000000775 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI EAFE Value Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	5.68%	5.09%	4.31%
Class Y shares
Prospectus [Line Items]
Average Annual Return, Percent	6.04%	7.05%	5.59%
Class A shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.27%)	5.53%	4.70%
Class A shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.04%)	4.95%	4.25%
Class A shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.60%	4.42%	3.85%
Class C shares
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	5.98%	4.69%
Class R shares
Prospectus [Line Items]
Average Annual Return, Percent	5.61%	6.52%	5.07%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	7.25%	5.78%